FINANCIAL RISK MANAGEMENT - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risk management [Abstract]
Cash and cash equivalents	$ 158.8	$ 98.5	$ 148.9
Trade and other receivables	3.4	24.3
Derivative assets (Note 17)	3.9	3.6
Loans and other receivables	8.6	13.1
Maximum exposure to credit risk	$ 174.7	$ 139.5